Unique LoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
90001	1						RA	A	A	A
90002	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
90003	3	[3] TIL Incomplete [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing KY Notification to New Homeowners [2] Initial GFE Missing	TIL incomplete due to not being dated by borrower.	NO		TNR Testing Not Required	RB	B	B	B
90004	3	[3] TIL Missing		YES		TR TIL Deficiency	RB	B	B	B
90005	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
 [2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $112.20 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
90006	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
 [2]   State - Missing  Borrower's Choice of Attorney Disclosure
							RB	B	B	B
90007	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Agreement
[2]   State - Missing Application Fee Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
90008	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $463.43 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
90009	2	[2] Affiliated Business Doc Missing					RB	B	B	B
90010	3	[3] TIL Incomplete [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		TNR Testing Not Required	RB	B	B	B
90011	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)
Finance charges under disclosed by $149.26 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Broker credit on page one of HUD for $495.03 which is not itemized therefore excluded.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
90012	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
 [2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							RB	B	B	B
90013	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer	Finance charges under disclosed by $50.80 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
90014	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
 [2]   State - Missing Lock In Agreement
							RB	B	B	B
90015	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
 [2]   Initial TIL Missing
							RB	B	B	B
90016	2
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Commitment Letter
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							RB	B	B	B